Trade payables and other (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Payables [Line Items]
Trade payables and other	$ 4,446	$ 3,965
Bottom of range
Trade and Other Payables [Line Items]
Average credit period on domestic purchases of certain goods	7 days
Top of range
Trade and Other Payables [Line Items]
Average credit period on domestic purchases of certain goods	30 days